THIRD PARTY BORROWINGS	12 Months Ended
Dec. 31, 2025
NGSP
EBP, Debt [Line Items]
THIRD PARTY BORROWINGS	THIRD PARTY BORROWINGS
The DC Master Trust participates in a securities lending program with State Street through the separately managed Stable Value Account. The program allows State Street to loan securities, which are assets of the DC Master Trust, to approved borrowers. Such assets could be subject to sale restrictions in the event security lending agreements are terminated and the securities have not been returned to the DC Master Trust. DC Master Trust assets on loan to third-party borrowers under security lending agreements are as follows:

	December 31
$ in thousands	2025	2024
Underlying securities of synthetic guaranteed investment contracts	$195,889	$679,519
State Street requires borrowers, pursuant to a security loan agreement, to deliver collateral to secure each loan. The initial collateral required is 102 percent of the fair value of U.S. securities borrowed and 105 percent for foreign equity securities borrowed. The DC Master Trust bears the risk of loss with respect to any unfavorable change in fair value of the invested cash collateral. However, the borrower bears the risk of loss related to the decrease in the fair value of the securities collateral and, therefore, may have to deliver additional cash or securities to maintain the required collateral. In U.S. markets, State Street generally enters into a netting arrangement with a borrower which permits the netting of mark-to-market exposure for transactions within the lending program with that borrower. Such arrangements would cover lending transactions with the borrower and reverse repurchase agreements of cash collateral involving investment of the collateral. State Street may also negotiate a right of offset in the event of borrower default. In the event of borrower default, State Street indemnifies the DC Master Trust against any loss of the amount loaned. As of December 31, 2025, cash and non-cash collateral associated with securities on loan totaled $167 million and $33 million, respectively. As of December 31, 2024, cash and non-cash collateral associated with securities on loan totaled $603 million and $91 million, respectively. Cash collateral primarily consists of short-term investment funds. Non-cash collateral consists of fixed-income securities. All of the securities on loan are collateralized at more than 102 percent.